Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments under leases
2013	$ 3,399
2014	3,062
2015	2,529
2016	2,414
2017	2,158
Thereafter	12,156
Total	$ 25,718